Share-Based Compensation (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation [Abstract]
Compensation expenses	$ 776	$ 830
Compensation expense restricted shares amounted	$ 3,595
Weighted-average period	2 years 2 months 1 day